CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Sep. 30, 2025
Net Income (Loss) Attributable to Parent [Abstract]
Net income / (loss)	$ 122,130	$ 72,582	$ 104,751	$ (284,183)	$ 203,516	$ 160,812	$ 299,463	$ 80,145
Other comprehensive income, net of tax:
Currency translation adjustment	293	(14,791)	(26,495)	(18,181)	104,428	59,158	(40,993)	145,405
Net change in cash flow hedges	(825)			0		(2,420)	(825)	(2,420)
Total comprehensive income / (loss)	$ 121,598	$ 57,791	$ 78,256	$ (302,364)	$ 307,944	$ 217,550	$ 257,645	$ 223,130